CENTURY II FREEDOM ANNUITY UPDATING SUMMARY PROSPECTUS
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT OF
KANSAS CITY LIFE INSURANCE COMPANY
Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

The Statutory Prospectus for the Century II Freedom Variable Annuity Contract (the “Contract”) contains more information about the Contract, including its features, benefits, and risks.  You can find the current prospectus and other information about the Contract online at vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=kcl&fid=NRVA02781.  You can also obtain this information at no cost by sending an email request to statecompliance@kclife.com or by contacting Us at:
Variable Administration
P.O. Box 219364
Kansas City, Missouri 64121-9364
Telephone (800) 616-3670
The Contract is a complex investment that involves risks, including loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may be subject to taxes and tax penalties. Withdrawals may also have an impact on guarantees under the FivePlusSM Guaranteed Withdrawal Benefit, if elected. Guarantees under the Contract are subject to the Company’s financial strength and claims paying ability.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.
The date of this prospectus is May 1, 2025.

UPDATING SUMMARY PROSPECTUS CONTENTS

GLOSSARY	2
UPDTATED INFORMATION ABOUT YOUR CONTRACT	4
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	5
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	8

GLOSSARY

Many terms used within this Prospectus are described within the text where they appear.  The descriptions of those terms are not repeated in this section.

Annuitant	The person on whose life the Contract’s annuity benefit is based.

Beneficiary	The person you designate to receive any Proceeds payable under the Contract at your death or the death of the Annuitant.

Contract Anniversary	The same day and month as the Contract Date each year that the Contract remains in force.

Cash Surrender Value	This equals the Contract Value at the time of surrender less any applicable loan balance and premium taxes payable. There are no surrender charges associated with this Contract.

Contract Date	The date from which Contract months, Contract Years, and Contract Anniversaries are measured.

Contract Value	The sum of the Variable Account Value and the Fixed Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any Contract Anniversary.

Fixed Account	An account that is one option we offer for allocation of your premiums. It is part of our general account and is not part of, or dependent on, the investment performance of the Variable Account.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Guaranteed Minimum Death Benefit	This Contract provides for a Guaranteed Minimum Death Benefit. This benefit is paid at the death of the Annuitant.

Home Office
When the term "Home Office" is used in this Prospectus in connection with transactions under the Contract, it means our Variable Administration office.  Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364.  The telephone number at our Variable Administration office is 800-616-3670.

Issue Age	The Annuitant's age on his/her last birthday as of the Contract Date.

Life Payment Option	A payment option based upon the life of the Annuitant.

Maturity Date
The date when the Contract terminates and we either pay the Proceeds under a payment option or pay you the Cash Surrender Value in a lump sum.  The latest Maturity Date is the later of the Contract Anniversary following the Annuitant's 85th birthday and the tenth Contract Anniversary.  Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity Date.

Monthly Anniversary Day	The same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Non-Life Payment Option	A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract	A Contract that is not a Qualified Contract.

Owner	The person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Premium Year	Refers to the 12-month period following the date a particular premium is credited to your Contract.

Proceeds	The total amount we are obligated to pay under the terms of the Contract.

Qualified Contract	A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”).

Redetermination Dates
The first Contract Anniversary and each subsequent Contract Anniversary, upon which the guaranteed interest rate for the Fixed Account will be redetermined.  Redetermination Dates only apply to Contracts issued on or after May 31, 2011, if approved in your state.

Subaccount	The divisions of the Variable Account. The assets of each Subaccount are invested in a Portfolio of a designated Fund.

Valuation Day
Each day the New York Stock Exchange is open for business.  Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange and Kansas City Life recognize holidays that fall on a Saturday on the previous Friday.  Kansas City Life will recognize holidays that fall on a Sunday on the following Monday.

Valuation Period
The interval of time beginning at the close of normal trading on the New York Stock Exchange on one Valuation Day and ending at the close of normal trading on the New York Stock Exchange on the next Valuation Day. Currently, the close of normal trading is 3:00 p.m. Central Time.  The term "Valuation Period" is used in this Prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration office.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount values of a Contract.

Written Notice/Written Request
A Written Notice or Written Request in a form satisfactory to us that is signed by the Owner and received at the Home Office.  Under certain circumstances as described in this Prospectus, Written Notice/Written Request may be satisfied by telephone, facsimile, electronic mail, and Internet.

UPDTATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated May 1, 2024.  This may not reflect all of the changes that have occurred since you entered into your Contract.
Annual Portfolio Operating Expenses
The Annual Portfolio Operating Expense table has been updated to reflect the current minimum and maximum total operating expenses for the Portfolios, as follows:
	Minimum	Maximum
Range of Annual Portfolio Operating Expenses** (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.27%	1.36%
** The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers.  The expenses shown are those incurred for the year ended December 31, 2024  Current or future expenses may be greater or less than those shown.  If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
ARE THERE CHARGES FOR EARLY WITHDRAWALS?	No. This product does not have a surrender charge. Withdrawals, however, may be subject to taxes or tax penalties. Reference Prospectus Surrender Charge.
ARE THERE TRANSACTION CHARGES?	Yes. You may be charged for other transactions (such as when you complete more than six transfers during a Contract Year). Reference Prospectus Transfer Processing Fee.
ARE THERE ONGOING FEES AND EXPENSES?
Minimum and Maximum Annual Fee Table
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose.  Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.66%[1]	1.66%[1]
	Investment options (Portfolio Company fees and expenses)	0.27%[2]	1.36%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.95%[3]	0.95%[3]

Lowest and Highest Annual Cost Table
Because your Contract is customizable, the choices you make affect how much you will pay.  To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.  This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,969	Highest Annual Cost: $4,146
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract Classes and Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Reference Prospectus Fee Table.

1 As a percentage of average annual Variable Account Value during the accumulation period.
2 As a percentage of Portfolio assets.
3 As a percentage of the Guaranteed Withdrawal Balance.

RISKS
IS THERE RISK OF LOSS FROM POOR PERFORMANCE?	Yes. You can lose money by investing in this Contract, including loss of principal. Reference Prospectus Principal Risks of Investing in the Contract.
IS THIS A SHORT-TERM INVESTMENT?
No.  This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawals may be subject to taxes and tax penalties. In addition, the tax deferral is more beneficial to investors with a long-time horizon.
Reference Prospectus Principal Risks of Investing in the Contract.

WHAT ARE THE RISKS ASSOCIATED WITH INVESTMENT OPTIONS?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each Subaccount.  The Subaccounts and the Fixed Account each have their own unique risks.  You should review all of the investment options before making an investment decision.
Reference Prospectus Principal Risks of Investing in the Contract.

WHAT ARE THE RISKS ASSOCIATED WITH INSURANCE COMPANY?
Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life.  If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you.  More information about the financial condition of Kansas City Life, including its financial strength rating, is available upon request by contacting the Home Office.

Reference Prospectus Financial Condition of Kansas City Life.

RESTRICTIONS
ARE THERE RESTRICTIONS ON THE INVESTMENT OPTIONS?
Yes.  The amount allocated to the Fixed Account may not exceed 15% of the total Contract Value. If a transfer to the Fixed Account causes the value to exceed 15% of total Contract Value, we may transfer the excess to the Federated Hermes Government Money Fund II Subaccount.  The first six transfers during each Contract Year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.  If a pattern of excessive transfers occurs, we may suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts.
We reserve the right to remove or substitute Portfolio Companies as investment options. Please review Appendix A for fund specific restrictions.
Reference Prospectus Transfer Processing Fee and The Funds.

ARE THERE ANY RESTRICTIONS ON CONTRACT BENEFITS?
Yes.  The Contract offers a number of benefits.  Certain benefits, such as the GMWB, are subject to additional charges.  Benefits may not be available for all Issue Ages nor added after issue.  The GMWB limits the Portfolio Companies in which you may invest under the Contract, and we may change the Portfolio Companies that are eligible for investment in the future.  If you take withdrawals from your Contract Value, the amounts payable under the GMWB and the GMDB may be reduced by more than the amount of the withdrawal.  We may stop offering the GMWB at any time.  Certain 403(b) contracts may impose restrictions on distributions.
Reference Optional Rider, Death Benefit before Maturity Date, and Partial and Principal Risks – Restrictions on Distributions.

TAXES
WHAT ARE THE CONTRACT’S TAX IMPLICATIONS?
Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.  The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs.  You should purchase the Contract within a tax-qualified plan only for reasons other than tax deferral.  We encourage you to consult your own tax adviser before making a purchase of the Contract.
Reference Prospectus Federal Tax Status.

CONFLICTS OF INTEREST
HOW ARE INVESTMENT PROFESSIONALS COMPENSATED?
Commissions are paid to broker-dealers for the sale of Contracts.  In addition, we may pay an asset-based commission or other amounts in certain circumstances.  All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms.  This conflict of interest may influence your investment professional to recommend this contract over another investment.
Reference Prospectus Sale of the Contracts.

SHOULD I EXCHANGE MY CONTRACT?
Some broker-dealers may have a financial incentive to offer a new contract in place of your existing insurance.  You should replace (exchange) your existing Contract only when you determine that the new contract is better for you after comparing the features, fees, and risks of both contracts and considering the fees and penalties to terminate the existing contract.
Reference Prospectus Replacement of Contracts.

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the Contract.  Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.kclife.com/prospectus/default.htm.  You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2024)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.85%	34.89%	15.84%	14.16%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.80%	25.60%	12.35%	9.42%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.97%	34.27%	14.65%	14.39%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.54%	16.44%	8.32%	8.32%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53% [i]	10.19%	6.02%	5.48%
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.73%	-3.04%	-2.41%	-0.09%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.66% [i]	13.68%	9.76%	10.74%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53%	24.23%	13.01%	12.20%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.82% [i]	6.55%	4.54%	6.22%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.90% [i]	14.63%	5.30%	5.88%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88% [i]	13.99%	5.61%	5.28%
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.94% [i]	23.50%	11.30%	10.42%
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88% [i]	17.69%	7.39%	7.43%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year

Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.10% [i]	-0.45%	-2.52%	0.78%
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.85%	12.81%	11.95%	11.56%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management North America, LLC)	0.74% [i]	4.62%	5.89%	6.47%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Mellon Investments Corporation)	0.27%	24.67%	14.21%	12.81%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.67%	24.89%	13.46%	11.52%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Manager: Calamos Advisors LLC).	1.26%	21.08%	11.84%	10.06%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.07% [i]	23.37%	10.80%	10.93%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.18% [i]	26.58%	20.37%	20.25%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.10% [i]	13.66%	9.19%	6.95%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Manager: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	1.00% [i]	15.56%	5.32%	5.30%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Manager: Federated Hermes Investment Management Company).	0.83% [i]	6.27%	3.19%	4.48%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Manager: Federated Hermes Investment Management Company).	0.66% [i]	4.67%	2.09%	1.36%
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.81%	33.45%	16.74%	13.33%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.62%	4.20%	2.26%	3.19%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.65%	5.06%	3.26%	4.38%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.68%	6.21%	4.08%	5.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.71%	7.40%	4.89%	5.76%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.73%	8.28%	5.52%	6.27%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.76%	9.14%	6.25%	7.03%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.80%	10.77%	7.56%	8.01%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.84%	12.81%	8.83%	8.68%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.86%	13.54%	9.06%	8.80%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.86%	13.55%	9.06%	8.79%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).	1.25% [i]	-0.32%	-0.30%	2.30%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Manager: Franklin Advisers, Inc.).	1.08% [i]	11.04%	9.75%	9.32%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Manager: Templeton Asset Management Ltd.).	1.36% [i]	7.67%	0.88%	3.98%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).	1.06% [i]	-1.00%	2.60%	2.38%
Capital growth	LVIP American Century Capital Appreciation Fund – Standard Class II (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.79% [i]	24.98%	11.42%	10.96%
Capital growth by investing in common stocks (Income is a secondary objective)	LVIP American Century Disciplined Core Value Fund – Standard Class II (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	13.09%	8.19%	8.24%
Capital growth	LVIP American Century International Fund – Standard Class II (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.95% [i]	2.61%	3.54%	4.93%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Mid-Cap Value Fund – Standard Class II (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.86% [i]	8.73%	7.29%	8.03%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth	LVIP American Century Ultra® Fund – Standard Class II (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.75% [i]	28.80%	18.20%	16.46%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Value Fund – Standard Class II (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	9.48%	8.59%	8.18%
Long-term total return using a strategy that seeks to protect against U.S. inflation	LVIP American Century Inflation Protection Fund – Service Class (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.72%[i]	1.54%	1.22%	1.73%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.73%	14.29%	8.70%	7.98%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.75%	11.71%	7.05%	7.31%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Manager: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.65%	23.99%	15.74%	13.39%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.72% [i]	31.47%	14.74%	15.11%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.76% [i]	18.87%	11.88%	11.66%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.53% [i]	2.55%	0.39%	1.89%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.61% [i]	7.75%	6.16%	6.46%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.79% [i]	11.66%	5.88%	6.29%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.67%[i]	3.25%	1.04%	2.66%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	6.09%	3.23%	3.54%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	7.71%	4.11%	3.96%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	7.58%	3.88%	3.99%

i  Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information

The Fixed Account
The following is the Fixed Account investment option that is currently available under the Contract. We may change certain features of the Fixed Account investment option. We will provide you with written notice before doing so.
See The Fixed Account for additional information.

Name	Segment Term Period	Minimum Guaranteed Interest Rate
Fixed Account	1 Year[1]	[1.00 – 3.00	][2]%

1 The Company reserves the right to shorten the period the interest rate applies to less than one year, except for the year in which such amount is received or transferred.

2 The minimum guaranteed interest rate for Contracts issued on or after May 31, 2011 is 1.00%. The minimum guaranteed interest rate for Contracts issued before May 31, 2011 and for Contracts issued on or after May 31, 2011 where the guaranteed interest rate described in the prior sentence has not been approved by the state regulator is 3.00%.
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If you elect the Five PlusSM Guaranteed Minimum Withdrawal Benefit you must allocate your premiums and Contract Value among the Designated Subaccounts on and after the rider effective date.  Allocation percentages must be whole percentages only and the total allocation percentages in the Designated Subaccounts must equal 100%.
The table below lists available Subaccount.
Designated Subaccount	GMWB Rider with a Rider Effective Date before May 29, 2012	GMWB Rider with a Rider Effective Date of May 29, 2012, or after
American Funds Insurance Series® Managed Risk Asset Allocation Fund – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk Washington Mutual Investors FundSM – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk Growth Fund – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk International Fund – Class P2 Shares	X	X
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2	X
Fidelity® VIP Freedom 2015 PortfolioSM – Service Class 2	X
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2	X
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2	X
TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares	X	X
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares	X	X
TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares	X	X

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To learn more about the Contract and the Separate Account, you should read the Prospectus and Statement of Additional Information (SAI) dated the same date as this Summary Prospectus. For a free copy of the Prospectus or SAI and to request other information about the Contract, please call 1-800-616-3670 or by writing to us at Kansas City Life Insurance Company, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

The Prospectus and SAI, both dated May 1, 2025, have been filed with the SEC and are incorporated by reference into this Summary Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, the SAI, and other information about Us and the Contract. Information about Us and the Contract (including the Prospectus and SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by electronic request at the email address maintained by the SEC (publicinfo@sec.gov).  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Investment Company Act of 1940 Registration File No. 811-08994
Contract Identifier C000024866

3520 Broadway
Kansas City, Missouri 64111
Kansas City Life’s Century II Variable Product Series is distributed by Sunset Financial Services, Inc., a wholly owned subsidiary of Kansas City Life Insurance Company.
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